SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%

Communication Services — 7.6%
Alphabet Inc, Cl A	9,353	$1,580
Alphabet Inc, Cl C	16,876	2,877
AT&T Inc	66,283	1,535
Charter Communications Inc, Cl A *	128	51
Cogent Communications Holdings Inc	1,022	84
Comcast Corp, Cl A	14,311	618
Dentsu Group Inc	21,200	540
Electronic Arts Inc	3,208	525
Fox Corp	2,882	132
Frontier Communications Parent *	2,253	78
IAC Inc *	443	21
Interpublic Group of Cos Inc/The	4,252	131
Iridium Communications Inc	2,536	75
ITV PLC	1,433,707	1,324
Liberty Broadband, Cl C *	916	78
Liberty Global *	3,675	54
Liberty Media Corp-Liberty Formula One, Cl C *	1,082	96
Liberty Media Corp-Liberty Live, Cl A *	1,961	141
Liberty Media Corp-Liberty Live, Cl C *	690	50
Madison Square Garden Sports Corp *	191	44
Match Group Inc *	514	17
Meta Platforms Inc, Cl A	8,116	4,661
Netflix Inc *	1,697	1,505
New York Times Co/The, Cl A	2,073	112
News Corp	6,196	182
Nexstar Media Group Inc, Cl A	7,340	1,252
Omnicom Group Inc	911	95
Paramount Global, Cl A	2,056	47
Paramount Global, Cl B	2,018	22
Pinterest Inc, Cl A *	5,993	182
Roku Inc, Cl A *	965	67
Scout24 SE	16,905	1,519
Shutterstock Inc	560	18
Sirius XM Holdings	3,627	98
Spotify Technology SA *	2,274	1,085
Take-Two Interactive Software Inc *	1	—
Telefonica Brasil SA	44,700	369
Tencent Holdings Ltd	14,500	742
TKO Group Holdings Inc, Cl A *	850	117
T-Mobile US Inc	9,233	2,280
Toei Animation Co Ltd	6,500	157
Trade Desk Inc/The, Cl A *	825	106
TripAdvisor Inc *	1,860	27
Trump Media & Technology Group *	2,318	73
Universal Music Group NV	12,959	312
Verizon Communications Inc	24,299	1,077
Walt Disney Co/The	21,199	2,490
Warner Bros Discovery *	9,628	101
WPP PLC	135,751	1,483

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ZoomInfo Technologies Inc, Cl A *	2,140	$23

		30,253
Consumer Discretionary — 10.6%
ADT Inc	5,625	43
Advance Auto Parts Inc	623	26
Airbnb Inc, Cl A *	1,045	142
Amazon.com Inc *	35,228	7,324
Amer Sports Inc *	5,345	141
American Eagle Outfitters Inc	16,752	322
Aptiv PLC *	636	35
Aramark	2,596	106
AutoNation Inc *	266	48
AutoZone Inc *	44	139
Bath & Body Works Inc	2,927	106
Best Buy Co Inc	976	88
Birkenstock Holding Plc *	1,446	75
Booking Holdings Inc	215	1,118
BorgWarner Inc	537	18
BRP Inc	4,398	215
Brunswick Corp/DE	1,228	99
Burberry Group PLC	167,355	1,911
Burlington Stores Inc *	404	114
Capri Holdings Ltd *	1,728	40
CarMax Inc *	744	62
Carnival Corp *	4,654	118
Carter's Inc	1,053	57
Cheesecake Factory Inc/The	2,627	133
Chipotle Mexican Grill Inc, Cl A *	4,050	249
Choice Hotels International Inc	641	97
Columbia Sportswear Co	602	53
Continental AG	4,785	314
Coupang Inc, Cl A *	3,716	94
Crocs Inc *	590	62
Darden Restaurants Inc	375	66
Deckers Outdoor Corp *	3,426	671
Dick's Sporting Goods Inc	1,799	373
Dillard's, Cl A	200	89
Dollarama Inc	12,337	1,285
Domino's Pizza Inc	173	82
DoorDash Inc, Cl A *	31	6
Dorman Products Inc *	812	114
DR Horton Inc	286	48
eBay Inc	5,427	344
Etsy Inc *	427	23
Expedia Group Inc *	485	90
Ferrari	176	76
Fila Holdings Corp	7,344	214
Five Below Inc *	501	46
Floor & Decor Holdings Inc, Cl A *	974	109
Ford Motor Co	4,403	49
Gap Inc/The	4,895	119
Garmin Ltd	363	77
General Motors Co	23,287	1,295

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gentex Corp	2,705	$83
Genuine Parts Co	393	50
Global-e Online, Cl E *	1,926	101
Grand Canyon Education Inc *	215	35
H&R Block Inc	2,629	156
Harley-Davidson Inc	2,089	70
Hasbro Inc	526	34
Hilton Worldwide Holdings Inc	2,280	578
Home Depot Inc/The	6,276	2,693
Hyatt Hotels Corp, Cl A	442	70
Industria de Diseno Textil SA	33,593	1,851
Installed Building Products	367	84
Kohl's Corp	32,555	487
Koito Manufacturing Co Ltd	4,900	64
Lear Corp	411	40
Leggett & Platt Inc	3,003	38
Lithia Motors Inc, Cl A	418	162
LKQ Corp	1,209	48
Lowe's Cos Inc	3,887	1,059
Lucid Group Inc *	11,073	24
Lululemon Athletica Inc *	285	91
LVMH Moet Hennessy Louis Vuitton SE	2,382	1,491
Macy's Inc	595	10
Magna International Inc	17,925	809
Marriott International Inc/MD, Cl A	4,191	1,212
Marriott Vacations Worldwide Corp	483	48
Mattel Inc *	910	17
McDonald's Corp	368	109
MercadoLibre Inc *	615	1,221
Mohawk Industries Inc *	721	100
Murphy USA Inc	644	353
NIKE Inc, Cl B	691	54
Nikon Corp	16,500	194
Nordstrom Inc	1,516	34
Norwegian Cruise Line Holdings Ltd *	2,379	64
NVR Inc *	8	74
Ollie's Bargain Outlet Holdings Inc *	1,109	110
O'Reilly Automotive Inc *	141	175
Penske Automotive Group Inc	933	155
Planet Fitness Inc, Cl A *	917	91
Polaris Inc	549	38
Pool Corp	3,236	1,220
PulteGroup Inc	48	7
PVH Corp	1,066	116
QuantumScape Corp, Cl A *	15,638	82
Ralph Lauren Corp, Cl A	847	196
Rivian Automotive Inc, Cl A *	4,493	55
Ross Stores Inc	6,768	1,048
Royal Caribbean Cruises Ltd	765	187
Service Corp International/US	1,305	116
Shimano Inc	2,400	335
Starbucks Corp	9,660	990
Steven Madden Ltd	2,716	124

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Swatch Group AG/The	495	$90
Tapestry Inc	2,532	158
Tempur Sealy International Inc	2,754	154
Tesla Inc *	5,648	1,949
Texas Roadhouse Inc, Cl A	566	116
Thor Industries Inc	624	70
TJX Cos Inc/The	5,133	645
TopBuild Corp *	268	105
Tractor Supply Co	1,428	405
Travel + Leisure Co	1,185	66
Ulta Beauty Inc *	642	248
Under Armour Inc, Cl A *	4,708	46
Urban Outfitters Inc *	2,117	103
Vail Resorts Inc	213	38
Valvoline Inc *	2,446	97
VF Corp	1,652	33
Wendy's Co/The	2,626	48
Whirlpool Corp	461	51
Williams-Sonoma Inc	1,110	191
Wingstop Inc	789	259
Wyndham Hotels & Resorts Inc	874	86
Yamaha	21,000	154
YETI Holdings Inc *	1,751	71
Yum! Brands Inc	560	78

		42,439
Consumer Staples — 6.1%
Ambev SA ADR	33,504	71
Archer-Daniels-Midland Co	1,290	70
Brown-Forman Corp, Cl B	1,103	46
Bunge Global SA	963	86
Campbell Soup Co	5,858	271
Carrefour SA	41,089	625
Casey's General Stores Inc	4,962	2,089
Clorox Co/The	495	83
Coca-Cola Co/The	17,069	1,094
Colgate-Palmolive Co	7,124	688
Conagra Brands Inc	40,224	1,108
Constellation Brands Inc, Cl A	3,340	805
Costco Wholesale Corp	1,794	1,744
Coty Inc, Cl A *	5,378	40
Danone SA	19,990	1,365
Darling Ingredients Inc *	1,535	62
Diageo PLC	46,246	1,383
Dollar General Corp	5,818	450
Dollar Tree Inc *	565	40
elf Beauty Inc *	322	42
Estee Lauder Cos Inc/The, Cl A	422	30
Flowers Foods Inc	2,694	61
General Mills Inc	7,218	478
Hain Celestial Group Inc/The *	2,713	22
Hershey Co/The	1,957	345
Hormel Foods Corp	2,233	72
Ingredion Inc	6,376	939

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
J M Smucker Co/The	3,662	$431
Kellanova	3,231	263
Keurig Dr Pepper Inc	1,806	59
Kimberly-Clark Corp	2,896	404
Kraft Heinz Co/The	1,549	50
Kroger Co/The	27,866	1,702
Lamb Weston Holdings Inc	1,288	100
Lancaster Colony Corp	634	118
LG H&H Co Ltd	3,915	871
McCormick & Co Inc/MD	1,882	148
MGP Ingredients Inc	213	10
Mondelez International Inc, Cl A	12,061	783
PepsiCo Inc	6,225	1,018
Performance Food Group Co *	132	12
Pernod Ricard SA	9,131	1,021
Sysco Corp	10,064	776
Target Corp	1,620	214
TreeHouse Foods Inc *	2,188	75
Tyson Foods Inc, Cl A	6,486	418
Unilever PLC	25,876	1,546
US Foods Holding Corp *	1,216	85
Walgreens Boots Alliance Inc	28,358	256
Walmart Inc	1,126	104

		24,573
Energy — 3.7%
Antero Midstream Corp	5,338	85
Antero Resources Corp *	3,254	106
Baker Hughes Co, Cl A	20,541	903
BP PLC	62,631	306
BP PLC ADR	29,443	863
Cactus Inc, Cl A	1,347	93
Cameco Corp	1,400	83
Canadian Natural Resources Ltd	40,551	1,371
ChampionX Corp	3,180	98
Cheniere Energy Inc	3,034	680
Chesapeake Energy Corp	2,076	206
Chevron Corp	11,373	1,842
Chord Energy Corp	419	53
Civitas Resources Inc	2,350	122
ConocoPhillips	8,967	971
Coterra Energy Inc	2,108	56
Devon Energy Corp	6,524	248
Diamondback Energy Inc	8,823	1,567
EOG Resources Inc	6,401	853
EQT Corp	6,571	299
Exxon Mobil Corp	2,958	349
Halliburton Co	4,010	128
Hess Corp	1,868	275
HF Sinclair Corp	1,178	48
Kinder Morgan Inc	19,664	556
Marathon Petroleum Corp	2,427	379
New Fortress Energy Inc, Cl A	2,147	23
Occidental Petroleum Corp	1,070	54

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ONEOK Inc	2,578	$293
Ovintiv Inc	1,218	55
Phillips 66	680	91
Range Resources Corp	2,464	88
Schlumberger NV	4,621	203
Shell PLC ADR	6,492	420
TechnipFMC PLC	4,011	126
Texas Pacific Land Corp	213	341
Valero Energy Corp	1,795	250
Weatherford International PLC	569	47
Williams Cos Inc/The	4,821	282

		14,813
Financials — 16.2%
Affiliated Managers Group Inc	631	118
Aflac Inc	1,184	135
AGNC Investment Corp ‡	2,829	27
AIA Group Ltd	250,000	1,868
AIB Group PLC	161,704	880
Allstate Corp/The	3,384	702
Ally Financial Inc	2,235	89
American Express Co	2,128	648
Ameriprise Financial Inc	2,899	1,664
Annaly Capital Management Inc ‡	12,042	240
Aon PLC, Cl A	2,132	835
Apollo Global Management Inc	658	115
Arch Capital Group Ltd	2,300	232
Ares Management Corp, Cl A	1,251	221
Arthur J Gallagher & Co	272	85
Assurant Inc	485	110
Assured Guaranty Ltd	831	78
Axis Capital Holdings Ltd	1,754	163
Banco do Brasil SA	205,800	848
Bank of America Corp	33,299	1,582
Bank of New York Mellon Corp/The	6,146	503
Bank OZK	9,680	484
Barclays PLC	510,731	1,712
Berkshire Hathaway Inc, Cl B *	3,145	1,519
BlackRock Funding	860	880
Blackstone Inc	1,004	192
Block Inc, Cl A *	934	83
Blue Owl Capital Inc, Cl A	3,912	93
BOK Financial Corp	794	94
Brighthouse Financial Inc *	1,395	73
Brown & Brown Inc	806	91
Capital One Financial Corp	657	126
Carlyle Group Inc/The	1,855	99
Charles Schwab Corp/The	8,887	735
Chimera Investment Corp ‡	2,606	39
Chubb Ltd	1,561	451
Cincinnati Financial Corp	726	116
Citigroup Inc	43,797	3,104
Citizens Financial Group Inc	14,083	678
City Holding Co	679	89

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CME Group Inc, Cl A	2,621	$624
CNA Financial Corp	184	9
Cohen & Steers Inc	792	83
Columbia Banking System Inc	2,761	86
Comerica Inc	724	52
Commerce Bancshares Inc/MO	1,315	97
Credit Acceptance Corp *	209	104
Cullen/Frost Bankers Inc	599	84
Discover Financial Services	4,962	905
East West Bancorp Inc	1,870	205
Equitable Holdings Inc	4,036	195
Euronet Worldwide Inc *	554	58
Evercore Inc, Cl A	786	242
Everest Group Ltd	248	96
FactSet Research Systems Inc	1,748	858
Fidelity National Financial Inc	1,791	114
Fidelity National Information Services Inc	613	52
Fifth Third Bancorp	1,877	90
First American Financial Corp	1,122	79
First Citizens BancShares Inc/NC, Cl A	16	37
First Hawaiian Inc	1,924	53
First Horizon Corp	10,810	228
First Interstate BancSystem Inc, Cl A	2,479	87
Fiserv Inc *	689	152
FNB Corp/PA	33,393	573
Franklin Resources Inc	1,707	39
Gjensidige Forsikring ASA	4,629	82
Global Payments Inc	11,496	1,368
Globe Life Inc	1,091	121
Goldman Sachs Group Inc/The	270	164
Hamilton Lane Inc, Cl A	1,032	199
Hanover Insurance Group Inc/The	687	113
Hartford Financial Services Group Inc/The	4,339	535
HDFC Bank Ltd ADR	4,249	284
Home BancShares Inc/AR	2,656	84
Hong Kong Exchanges & Clearing Ltd	4,600	171
Houlihan Lokey Inc, Cl A	658	124
Huntington Bancshares Inc/OH	11,006	198
Independent Bank Corp	1,149	83
Intercontinental Exchange Inc	804	129
Invesco Ltd	3,179	58
Jack Henry & Associates Inc	408	72
Janus Henderson Group PLC	2,562	116
Jefferies Financial Group Inc	2,802	222
JPMorgan Chase & Co	14,325	3,577
KeyCorp	3,317	65
Kinsale Capital Group Inc	3,481	1,770
KKR & Co Inc, Cl A	2,511	409
Lincoln National Corp	1,943	69
London Stock Exchange Group PLC	3,490	500
LPL Financial Holdings Inc	709	231
M&T Bank Corp	1,119	246
MarketAxess Holdings Inc	311	80

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marsh & McLennan Cos Inc	4,033	$941
Mastercard Inc, Cl A	677	361
MetLife Inc	4,026	355
MGIC Investment Corp	7,078	186
Moody's Corp	1,812	906
Morgan Stanley	20,904	2,751
Morningstar Inc	253	90
MSCI Inc, Cl A	2,114	1,289
Nasdaq Inc	1,761	146
National Bank Holdings Corp, Cl A	2,089	100
NMI Holdings Inc, Cl A *	2,141	86
Northern Trust Corp	2,012	224
NU Holdings Ltd/Cayman Islands, Cl A *	8,157	102
Old National Bancorp/IN	5,074	118
Old Republic International Corp	2,551	99
OneMain Holdings Inc, Cl A	1,860	107
Partners Group Holding AG	1,085	1,576
PayPal Holdings Inc *	4,618	401
Pinnacle Financial Partners Inc	2,549	324
PNC Financial Services Group Inc/The	2,121	455
Popular Inc	7,762	771
Primerica Inc	683	207
Principal Financial Group Inc	1,152	100
Progressive Corp/The	3,864	1,039
Prosperity Bancshares Inc	1,900	159
Prudential Financial Inc	5,745	743
Raymond James Financial Inc	1,360	230
Regions Financial Corp	5,506	150
Reinsurance Group of America Inc	1	—
RenaissanceRe Holdings Ltd	345	99
Rithm Capital Corp ‡	6,833	77
Robinhood Markets Inc, Cl A *	3,099	116
Rocket Cos Inc, Cl A *	6,200	90
S&P Global Inc	3,343	1,747
SLM Corp	12,309	337
SoFi Technologies Inc *	7,540	124
Starwood Property Trust Inc ‡	4,020	82
State Street Corp	9,027	889
Stifel Financial Corp	1,841	213
Synchrony Financial	2,944	199
Synovus Financial Corp	5,299	302
T Rowe Price Group Inc	674	83
TPG Inc, Cl A	2,239	157
Tradeweb Markets Inc, Cl A	874	118
Travelers Cos Inc/The	433	115
Truist Financial Corp	2,659	127
Univest Financial Corp	3,376	107
Unum Group	3,649	281
US Bancorp	1,600	85
UWM Holdings Corp	11,185	73
Virtu Financial Inc, Cl A	2,166	81
Visa Inc, Cl A	14,423	4,544
Voya Financial Inc	930	77

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
W R Berkley Corp	2,109	$136
Webster Financial Corp	5,867	362
Westamerica BanCorp	1,484	85
Western Alliance Bancorp	2,780	260
Western Union Co/The	12,682	140
WEX Inc *	324	61
White Mountains Insurance Group Ltd	78	157
Willis Towers Watson PLC	1,893	610
Wintrust Financial Corp	1,614	223
XP Inc, Cl A	28,710	389
Zions Bancorp NA	1,209	73

		64,708
Health Care — 8.1%
Acadia Healthcare Co Inc *	4,280	174
Align Technology Inc *	210	49
Amedisys Inc *	685	63
Apellis Pharmaceuticals Inc *	1,267	43
Ascendis Pharma ADR *	604	82
Avantor Inc *	2,706	57
Azenta Inc *	9,220	426
Baxter International Inc	11,232	379
BioNTech ADR *	713	84
Boston Scientific Corp *	15,011	1,361
Cardinal Health Inc	3,870	473
Cencora Inc, Cl A	3,458	870
Certara Inc *	1,816	20
Chemed Corp	108	62
Coloplast A/S, Cl B	9,615	1,211
CVS Health Corp	26,983	1,615
DENTSPLY SIRONA Inc	7,531	148
Dexcom Inc *	5,879	458
Doximity Inc, Cl A *	19	1
Edwards Lifesciences Corp *	8,452	603
Elanco Animal Health Inc *	42,498	561
Elevance Health Inc	1,721	700
Encompass Health Corp	5,705	587
Enovis Corp *	1,056	51
Ensign Group Inc/The	480	70
Envista Holdings Corp *	21,480	479
EssilorLuxottica	1,502	364
Exact Sciences Corp *	2,022	125
Exelixis Inc *	13,403	489
Fortrea Holdings Inc *	513	11
Globus Medical Inc, Cl A *	1,245	107
Henry Schein Inc *	2,467	190
Hologic Inc *	1,306	104
Hoya Corp	10,900	1,398
Humana Inc	345	102
IDEXX Laboratories Inc *	1,427	602
Incyte Corp *	7,222	539
Insulet Corp *	385	103
Integra LifeSciences Holdings Corp *	1,163	29
Intra-Cellular Therapies Inc, Cl A *	987	84

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intuitive Surgical Inc *	2,125	$1,152
Ionis Pharmaceuticals Inc *	1,566	56
IQVIA Holdings Inc *	267	54
Jazz Pharmaceuticals PLC *	7,319	890
Koninklijke Philips NV *	24,223	660
Labcorp Holdings Inc	513	124
LeMaitre Vascular Inc	1,045	112
M3 Inc	78,600	759
Masimo Corp *	645	111
Medpace Holdings Inc *	238	81
Medtronic PLC	18,833	1,630
Mettler-Toledo International Inc *	540	676
Molina Healthcare Inc *	1	—
Natera Inc *	978	164
Neurocrine Biosciences Inc *	4,676	593
Option Care Health Inc *	2,507	60
Penumbra Inc *	330	80
Premier Inc, Cl A	12,059	276
Prestige Consumer Healthcare Inc *	16,138	1,368
Quest Diagnostics Inc	2,735	445
QuidelOrtho Corp *	738	30
Repligen Corp *	2,688	405
ResMed Inc	2,818	702
Royalty Pharma PLC, Cl A	3,976	106
Sotera Health Co *	5,022	66
STERIS PLC	5,727	1,254
Stryker Corp	2,405	943
Teleflex Inc	1,029	198
United Therapeutics Corp *	1,838	681
US Physical Therapy Inc	80	8
Vaxcyte Inc *	1,194	113
Veeva Systems Inc, Cl A *	1,171	267
Viking Therapeutics Inc *	1,379	73
Waters Corp *	2,039	784
West Pharmaceutical Services Inc	236	77
Zimmer Biomet Holdings Inc	5,327	597
Zoetis Inc, Cl A	9,779	1,714

		32,183
Industrials — 13.3%
A O Smith Corp	943	70
AAON Inc	809	110
Acuity Brands Inc	561	180
AECOM	1,218	142
AerCap Holdings NV	14,386	1,429
AGCO Corp	675	68
Air Lease Corp, Cl A	6,874	350
Alaska Air Group Inc *	2,479	130
Allegion plc	536	75
Allison Transmission Holdings Inc	652	77
American Airlines Group Inc *	4,404	64
AMETEK Inc	3,249	632
AP Moller - Maersk A/S, Cl B	783	1,328
Armstrong World Industries Inc	1,080	173

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Assa Abloy AB, Cl B	45,170	$1,385
Automatic Data Processing Inc	7,280	2,234
Avis Budget Group Inc	323	35
AZEK Co Inc/The, Cl A *	2,408	128
Booz Allen Hamilton Holding Corp, Cl A	1,232	183
Broadridge Financial Solutions Inc	381	90
CACI International Inc, Cl A *	373	172
Carlisle Cos Inc	402	184
Carrier Global Corp	2,640	204
Caterpillar Inc	256	104
CH Robinson Worldwide Inc	994	105
Chart Industries Inc *	1,261	244
Cintas Corp	860	194
Clarivate PLC *	9,578	55
CNH Industrial NV	58,813	739
Comfort Systems USA Inc	222	110
Computershare Ltd	12,046	250
Concentrix Corp	404	18
Copart Inc *	3,236	205
Core & Main Inc, Cl A *	1,847	90
CSX Corp	4,524	165
Cummins Inc	1,667	625
Dayforce Inc *	1,194	96
Deere & Co	1,975	920
Delta Air Lines Inc	26,837	1,713
Diploma PLC	8,463	480
Donaldson Co Inc	397	31
Dover Corp	1,366	281
Eaton Corp PLC	3,417	1,283
EMCOR Group Inc	908	463
Emerson Electric Co	1,607	213
Enerpac Tool Group Corp, Cl A	21,326	1,029
Enpro Inc	439	83
Enviri Corp *	70,976	525
Everus Construction Group *	542	34
ExlService Holdings Inc *	5,410	251
Expeditors International of Washington Inc	896	109
Experian PLC	32,609	1,555
Fastenal Co	1,128	94
FedEx Corp	2,248	680
Ferguson Enterprises Inc	409	88
Flowserve Corp	1,306	80
Fortive Corp	627	50
Fortune Brands Innovations Inc	945	74
FTI Consulting Inc *	918	186
Gates Industrial Corp PLC *	5,238	116
Generac Holdings Inc *	427	80
Genpact Ltd	18,105	836
GFL Environmental Inc	42,655	2,009
Graco Inc	401	37
GXO Logistics Inc *	1,412	86
Hayward Holdings Inc *	5,405	87
HEICO Corp	32	9

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HEICO Corp, Cl A	600	$127
Hexcel Corp	889	56
Howmet Aerospace Inc	2,891	342
Hubbell Inc, Cl B	100	46
Huron Consulting Group Inc *	270	33
IDEX Corp	425	98
Illinois Tool Works Inc	3,263	906
IMCD NV	459	69
Ingersoll Rand Inc	1,197	125
Insperity Inc	1,029	81
ITT Inc	1,117	174
JB Hunt Transport Services Inc	477	90
Johnson Controls International plc	9,066	760
Kirby Corp *	2,029	257
Knight-Swift Transportation Holdings Inc, Cl A	1,117	66
Korn Ferry	1,643	129
Landstar System Inc	336	62
Lennox International Inc	194	129
LG Corp	2,526	136
Lincoln Electric Holdings Inc	809	177
Lyft Inc, Cl A *	1,618	28
ManpowerGroup Inc	944	61
Masco Corp	1,109	89
MasTec Inc *	834	120
Middleby Corp/The *	535	77
MSA Safety Inc	401	70
MSC Industrial Direct Co Inc, Cl A	5,596	481
Nordson Corp	843	220
Norfolk Southern Corp	420	116
nVent Electric PLC	2,436	191
Old Dominion Freight Line Inc	3,432	773
Oshkosh Corp	1,137	129
Otis Worldwide Corp	11,012	1,134
Owens Corning	445	92
PACCAR Inc	1,156	135
Parker-Hannifin Corp	128	90
Paychex Inc	550	80
Paycom Software Inc	217	50
Paycor HCM Inc *	2,683	48
Paylocity Holding Corp *	467	97
Pentair PLC	793	86
Quanta Services Inc	191	66
RB Global Inc	1,099	107
Regal Rexnord Corp	733	127
RELX PLC	38,805	1,827
Republic Services Inc, Cl A	700	153
Robert Half Inc	1,607	120
Rockwell Automation Inc	1,053	311
Rollins Inc	2,023	102
Ryder System Inc	2,375	401
Saia Inc *	191	109
Schneider National Inc, Cl B	2,470	83

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Science Applications International Corp	487	$61
Sensata Technologies Holding PLC	6,719	216
Signify NV	57,531	1,287
Simpson Manufacturing Co Inc	408	77
SiteOne Landscape Supply Inc *	487	75
SMS Co Ltd	82,000	910
Snap-on Inc	234	87
Societe BIC SA	942	63
Southwest Airlines Co	1,122	36
SS&C Technologies Holdings Inc	1,126	87
Standex International Corp	1,683	350
Stanley Black & Decker Inc	3,000	268
Swire Pacific Ltd, Cl A	20,000	165
Tetra Tech Inc	6,340	263
Timken Co/The	1,209	94
Toro Co/The	721	63
Toromont Industries Ltd	8,595	706
Trane Technologies PLC	2,366	985
TransDigm Group Inc	58	73
TransUnion	974	99
Trex Co Inc *	956	72
Uber Technologies Inc *	1,349	97
UniFirst Corp/MA	449	90
Union Pacific Corp	3,457	846
United Airlines Holdings Inc *	1,164	113
United Parcel Service Inc, Cl B	5,859	795
United Rentals Inc	308	267
Valmont Industries Inc	817	284
VAT Group AG	141	56
Verisk Analytics Inc, Cl A	474	139
Vertiv Holdings Co, Cl A	4,580	584
Vestis Corp	1,298	21
Waste Connections Inc	8,921	1,717
Waste Management Inc	3,911	893
Watsco Inc	331	183
WESCO International Inc	964	204
Westinghouse Air Brake Technologies Corp	2,694	540
WillScot Holdings Corp *	1,711	65
Wolters Kluwer NV	5,498	917
Woodward Inc	800	144
WW Grainger Inc	742	894
Xylem Inc/NY	5,273	668

		52,915
Information Technology — 23.3%
Accenture PLC, Cl A	5,970	2,163
Adobe Inc *	2,572	1,327
Advanced Micro Devices Inc *	8,964	1,230
Akamai Technologies Inc *	738	69
Allegro MicroSystems Inc *	1,597	35
Amdocs Ltd	872	76
Amphenol Corp, Cl A	3,644	265
Analog Devices Inc	326	71
ANSYS Inc *	247	87

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Appfolio Inc, Cl A *	282	$72
Apple Inc	50,010	11,869
Applied Materials Inc	4,411	771
AppLovin Corp, Cl A *	5,176	1,743
Arista Networks Inc *	2,484	1,008
Arrow Electronics Inc *	1,030	124
ASML Holding NV	1,629	1,133
Aspen Technology Inc *	322	81
Atlassian Corp, Cl A *	1	—
Autodesk Inc *	334	98
Avnet Inc	1,907	104
Belden Inc	657	80
Bentley Systems Inc, Cl B	2,299	114
Broadcom Inc	32,830	5,321
Brother Industries Ltd	74,100	1,300
Cadence Design Systems Inc *	832	255
CDW Corp/DE	4,127	726
Check Point Software Technologies Ltd *	7,699	1,401
Ciena Corp *	1,878	131
Cirrus Logic Inc *	1,236	129
Cisco Systems Inc	19,204	1,137
Cloudflare Inc, Cl A *	666	66
Cognex Corp	6,582	263
Cognizant Technology Solutions Corp, Cl A	869	70
Coherent Corp *	1,884	189
Confluent Inc, Cl A *	550	17
Crane NXT Co	1,165	73
Datadog Inc, Cl A *	1,075	164
Dell Technologies Inc, Cl C	503	64
DocuSign Inc, Cl A *	497	40
Dolby Laboratories Inc, Cl A	1,050	82
DoubleVerify Holdings Inc *	3,676	75
Dropbox Inc, Cl A *	2,225	62
DXC Technology Co *	2,083	47
Dynatrace *	1,411	79
Elastic NV *	642	70
Entegris Inc	553	58
F5 Inc *	506	127
Fair Isaac Corp *	42	100
First Solar Inc *	733	146
Fortinet Inc *	1,010	96
Gartner Inc *	205	106
Gen Digital Inc	2,665	82
Gitlab Inc, Cl A *	1,223	78
GLOBALFOUNDRIES Inc *	1,155	50
Globant SA *	146	33
GoDaddy Inc, Cl A *	4,729	934
Guidewire Software Inc *	649	132
Halma PLC	15,289	526
Harmonic Inc *	9,616	123
Hewlett Packard Enterprise Co	37,113	788
Hexagon AB, Cl B	55,522	473
HP Inc	22,192	786

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HubSpot Inc *	83	$60
Intel Corp	11,891	286
International Business Machines Corp	678	154
Intuit Inc	4,062	2,607
IPG Photonics Corp *	692	54
Jabil Inc	593	81
Juniper Networks Inc	15,906	571
Keyence Corp	200	86
Keysight Technologies Inc *	2,282	390
KLA Corp	170	110
Kulicke & Soffa Industries Inc	1,690	82
Kyndryl Holdings Inc *	7,926	275
Lam Research	8,770	648
Lattice Semiconductor Corp *	677	38
Littelfuse Inc	331	82
Lotes Co Ltd	3,000	165
Lumentum Holdings Inc *	6,296	548
Manhattan Associates Inc *	64	18
Marvell Technology Inc	9,627	892
Micron Technology Inc	13,491	1,321
Microsoft Corp	32,784	13,883
MKS Instruments Inc	668	76
MongoDB Inc, Cl A *	261	84
Monolithic Power Systems Inc	1,203	683
Motorola Solutions Inc	4,077	2,037
nCino Inc *	762	32
NetApp Inc	1,531	188
Nokia Oyj	372,295	1,565
Nutanix Inc, Cl A *	3,455	226
NVIDIA Corp	81,937	11,328
Okta Inc, Cl A *	276	21
ON Semiconductor Corp *	5,455	388
Onto Innovation Inc *	318	52
Oracle Corp	3,681	680
Palo Alto Networks Inc *	1	—
Power Integrations Inc	800	52
Procore Technologies Inc *	905	73
PTC Inc *	1	—
QUALCOMM Inc	5,344	847
RingCentral Inc, Cl A *	199	7
Rogers Corp *	596	62
Roper Technologies Inc	137	78
Salesforce Inc	5,767	1,903
Samsung Electronics Co Ltd	39,782	1,546
SAP SE	8,359	1,986
ServiceNow Inc *	277	291
Silicon Laboratories Inc *	508	56
Skyworks Solutions Inc	606	53
Smartsheet Inc, Cl A *	1,379	77
Snowflake Inc, Cl A *	867	152
Super Micro Computer *	780	25
Synopsys Inc *	73	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,126	$3,347
TD SYNNEX Corp	404	48
Teledyne Technologies Inc *	157	76
Teradata Corp *	1,199	37
Teradyne Inc	1,442	159
Texas Instruments Inc	407	82
TOTVS SA	138,500	633
Trimble Inc *	1,500	109
Twilio Inc, Cl A *	463	48
Tyler Technologies Inc *	237	149
Ubiquiti Inc	331	115
UiPath Inc, Cl A *	4,862	69
Unity Software Inc *	585	14
Universal Display Corp	1,983	326
VeriSign Inc *	2,996	561
Viavi Solutions Inc *	6,176	61
Vontier Corp	9,773	384
Western Digital Corp *	2,446	179
Wolfspeed Inc *	341	3
Workday Inc, Cl A *	1,592	398
Zebra Technologies Corp, Cl A *	677	276
Zoom Video Communications Inc, Cl A *	186	15
Zscaler Inc *	487	101

		93,069
Materials — 3.8%
Air Products and Chemicals Inc	2,804	937
Albemarle Corp	467	50
Alcoa Corp	4,724	219
Amcor PLC	8,591	91
Anglo American PLC	16,944	543
AptarGroup Inc	1,090	189
Arcadium Lithium PLC *	20,846	109
Avery Dennison Corp	548	113
Axalta Coating Systems Ltd *	19,933	807
Ball Corp	927	58
Berry Global Group Inc	1,072	78
Cabot Corp	1,164	128
Celanese Corp, Cl A	707	52
CF Industries Holdings Inc	921	83
Chemours Co/The	3,046	66
Cleveland-Cliffs Inc *	4,585	57
Corteva Inc	1,306	81
Covestro AG *	14,389	877
CRH PLC	939	96
Crown Holdings Inc	5,279	486
Dow Inc	975	43
DuPont de Nemours Inc	9,451	790
Eastman Chemical Co	4,713	494
Ecolab Inc	466	116
Element Solutions Inc	5,641	162
FMC Corp	11,270	666
Freeport-McMoRan Inc	5,276	233

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Graphic Packaging Holding Co	4,953	$149
Huntsman Corp	4,477	88
Ingevity Corp *	1,326	64
Innospec Inc	1,185	141
International Flavors & Fragrances Inc	737	67
International Paper Co	1,238	73
Linde PLC	168	77
Louisiana-Pacific Corp	1,691	200
LyondellBasell Industries NV, Cl A	607	51
Martin Marietta Materials Inc	1,672	1,003
Mosaic Co/The	2,498	66
NewMarket Corp	145	77
Newmont Corp	14,973	628
Nucor Corp	870	135
O-I Glass Inc, Cl I *	8,446	106
Packaging Corp of America	472	117
PPG Industries Inc	510	63
Quaker Chemical Corp	241	38
Reliance Inc	4,921	1,581
Rio Tinto Ltd	5,521	425
Royal Gold Inc	466	68
Scotts Miracle-Gro Co/The	796	61
Sealed Air Corp	1,831	67
Sherwin-Williams Co/The	3,464	1,377
Smurfit WestRock PLC	1,448	80
Sonoco Products Co	903	47
Steel Dynamics Inc	1,777	258
Syensqo	1,486	110
United States Steel Corp	4,118	168
Vulcan Materials Co	363	105

		15,114
Real Estate — 2.3%
Alexandria Real Estate Equities Inc ‡	322	35
American Homes 4 Rent, Cl A ‡	2,436	93
American Tower Corp ‡	3,377	706
Americold Realty Trust Inc ‡	1,965	47
AvalonBay Communities Inc ‡	909	214
Brixmor Property Group Inc ‡	4,961	149
BXP Inc ‡	2,949	242
CBRE Group Inc, Cl A *	5,245	734
COPT Defense Properties ‡	3,768	124
CoStar Group Inc *	712	58
Cousins Properties Inc ‡	2,645	84
Crown Castle Inc ‡	4,114	437
CubeSmart ‡	1,472	73
Digital Realty Trust Inc ‡	437	86
EastGroup Properties Inc ‡	635	109
Equinix Inc ‡	1,653	1,622
Equity LifeStyle Properties Inc ‡	1,548	110
Equity Residential ‡	780	60
Essex Property Trust Inc ‡	187	58
Extra Space Storage Inc ‡	460	79
Federal Realty Investment Trust ‡	402	47

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Industrial Realty Trust Inc ‡	1,196	$64
FirstService Corp	410	80
Healthpeak Properties Inc ‡	3,935	87
Highwoods Properties Inc ‡	2,287	74
Host Hotels & Resorts Inc ‡	9,310	171
Howard Hughes Holdings Inc *	411	36
Iron Mountain Inc ‡	1,533	190
Jones Lang LaSalle Inc *	410	115
Kilroy Realty Corp ‡	811	34
Kimco Realty Corp ‡	2,506	64
Lamar Advertising Co, Cl A ‡	862	116
Mid-America Apartment Communities Inc ‡	482	79
Newmark Group Inc, Cl A	4,999	77
NNN REIT Inc ‡	993	44
Park Hotels & Resorts Inc ‡	5,035	78
Prologis Inc ‡	6,809	795
Public Storage ‡	298	104
Rayonier Inc ‡	2,788	89
Realty Income Corp ‡	1,634	95
Regency Centers Corp ‡	826	62
Rexford Industrial Realty Inc ‡	1,192	50
SBA Communications Corp, Cl A ‡	1,053	238
Seaport Entertainment Group Inc *	45	2
Simon Property Group Inc ‡	566	104
STAG Industrial Inc ‡	3,653	134
Terreno Realty Corp ‡	1,746	106
UDR Inc ‡	2,288	105
Ventas Inc ‡	1,890	121
Vornado Realty Trust ‡	765	33
Welltower Inc ‡	1,829	253
Weyerhaeuser Co ‡	2,954	95
Zillow Group Inc, Cl C *	1,894	160

		9,022
Utilities — 2.3%
AES Corp/The	4,013	52
Alliant Energy Corp	1,828	116
Ameren Corp	786	74
American Electric Power Co Inc	1,847	184
American Water Works Co Inc	2,358	323
Atmos Energy Corp	534	81
Avangrid Inc	2,174	78
Brookfield Infrastructure Corp, Cl A	1,361	61
Brookfield Renewable Corp, Cl A	3,044	97
CenterPoint Energy Inc	3,540	115
Clearway Energy Inc, Cl C	2,159	64
CMS Energy Corp	5,948	415
Consolidated Edison Inc	3,038	306
Constellation Energy Corp	369	95
Dominion Energy Inc	1,583	93
DTE Energy Co	931	117
Duke Energy Corp	2,448	287
Edison International	7,451	654
Entergy Corp	595	93

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Essential Utilities Inc	1,211	$48
Evergy Inc	833	54
Eversource Energy	5,900	381
Exelon Corp	15,856	627
FirstEnergy Corp	11,167	475
IDACORP Inc, Cl Rights	994	118
MDU Resources Group Inc	2,166	43
National Fuel Gas Co	1,319	84
NextEra Energy Inc	16,689	1,313
NiSource Inc	1,440	55
NRG Energy Inc	7,945	807
OGE Energy Corp	2,708	119
Pinnacle West Capital Corp	566	53
PPL Corp	23,068	806
Public Service Enterprise Group Inc	1,010	95
Sempra	932	87
Spire Inc	978	72
UGI Corp	1,904	58
Vistra Corp	1,148	184
WEC Energy Group Inc	737	74
Xcel Energy Inc	7,523	546

		9,404
Total Common Stock
(Cost $250,309) ($ Thousands)		388,493

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.5%

Consumer Discretionary — 0.2%
Volkswagen AG (A)	6,037	$515

Consumer Staples — 0.3%
Henkel AG & Co KGaA (A)	15,362	1,310

Total Preferred Stock
(Cost $1,864) ($ Thousands)		1,825
	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Abiomed Inc *‡‡	297	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	7,091,194	7,091
Total Cash Equivalent
(Cost $7,091) ($ Thousands)		7,091
Total Investments in Securities — 99.6%
(Cost $259,264) ($ Thousands)		$397,409

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	10	Dec-2024	$1,110	$1,222	$112
S&P 500 Index E-MINI	21	Dec-2024	5,988	6,355	367
			$7,098	$7,577	$479

A list of the open forward foreign currency contracts held by the Fund at November 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Macquarie Capital	01/17/25	EUR	567	USD	619	$19

Percentages are based on Net Assets of $399,130 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security
‡	Real Estate Investment Trust.
(A)	No interest rate available.
‡‡	Expiration date not available.

ADR — American Depositary Receipt
Cl — Class

EUR — Euro
Ltd — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's
USD — U.S. Dollar

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 2/29/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,022	$14,910	$(11,841)	$—	$—	$7,091	$221	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 38.3%
Agency Mortgage-Backed Obligations — 30.7%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	$223	$233
5.500%, 04/01/2030 to 06/01/2054	1,886	1,899
5.000%, 06/01/2041 to 05/01/2053	1,398	1,383
4.500%, 06/01/2038 to 11/01/2052	579	565
4.000%, 07/01/2037 to 02/01/2053	2,426	2,291
3.500%, 04/01/2034 to 04/01/2052	1,111	1,032
3.000%, 06/01/2034 to 06/01/2052	3,137	2,832
2.500%, 01/01/2050 to 05/01/2052	4,210	3,578
2.000%, 07/01/2041 to 04/01/2052	3,059	2,486
FHLMC ARM
6.804%, RFUCCT1Y + 1.595%, 06/01/2047(A)	73	75
6.744%, RFUCCT1Y + 1.623%, 10/01/2046(A)	163	168
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	46	40
FHLMC CMO, Ser 2020-5038, Cl PJ
0.750%, 10/25/2050	290	205
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	182
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	80
FHLMC CMO, Ser 2024-5473, Cl BF
6.034%, SOFR30A + 1.300%, 11/25/2054(A)	300	300
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2021-K124, Cl X1, IO
0.808%, 12/25/2030(A)	2,980	106
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.234%, SOFR30A + 1.500%, 10/25/2041(A)(B)	260	261
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
8.484%, SOFR30A + 3.750%, 02/25/2042(A)(B)	110	115
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.134%, SOFR30A + 2.400%, 02/25/2042(A)(B)	200	205
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
6.884%, SOFR30A + 2.150%, 09/25/2042(A)(B)	55	56
FHLMC STACR REMIC Trust, Ser 2024-DNA1, Cl M2
6.684%, SOFR30A + 1.950%, 02/25/2044(A)(B)	250	253
FNMA
5.500%, 08/01/2049 to 11/01/2053	1,726	1,738
5.000%, 11/01/2049 to 08/01/2053	2,701	2,687
4.500%, 07/01/2033 to 01/01/2059	3,417	3,331

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.000%, 01/01/2037 to 06/01/2057	$3,380	$3,213
3.500%, 05/01/2037 to 05/01/2052	3,320	3,073
3.000%, 11/01/2034 to 09/01/2061	3,645	3,256
2.810%, 04/01/2025	40	40
2.500%, 01/01/2032 to 05/01/2052	7,395	6,369
2.000%, 01/01/2042 to 03/01/2052	2,660	2,170
FNMA ARM
6.563%, RFUCCT1Y + 1.590%, 04/01/2047(A)	93	96
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	118	107
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	131	113
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	156
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	44	38
FNMA TBA
5.500%, 12/01/2035	450	449
5.000%, 12/15/2054	950	932
4.500%, 12/01/2035	3,075	2,953
4.000%, 12/15/2054	2,775	2,595
3.500%, 12/15/2054	2,225	2,017
3.000%, 12/15/2054	1,125	980
2.500%, 12/01/2042	625	523
2.000%, 12/15/2054	2,700	2,163
GNMA
5.500%, 11/20/2052 to 08/20/2053	777	781
5.000%, 11/20/2048 to 08/20/2053	740	732
4.500%, 01/15/2042 to 09/20/2052	1,043	1,020
4.000%, 08/15/2045 to 10/20/2052	726	687
3.500%, 04/20/2046 to 04/20/2052	681	628
3.000%, 09/20/2046 to 04/20/2052	397	352
2.500%, 05/20/2051 to 12/20/2052	776	661
GNMA CMO, Ser 2012-34, Cl SA, IO
1.329%, 03/20/2042(A)	57	5
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	257	212
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	77	65
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	91
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	87	72
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	84
GNMA TBA
5.000%, 12/01/2039	750	739
4.500%, 12/15/2039	1,300	1,254
4.000%, 12/15/2054	725	682
2.500%, 12/15/2054	975	833

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	$1,095	$102

		66,344
Non-Agency Mortgage-Backed Obligations — 7.6%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
5.803%, TSFR1M + 1.180%, 09/15/2034(A)(B)	250	246
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(B)(C)	480	479
Angel Oak Mortgage Trust, Ser 2022-3, Cl A3
4.137%, 01/25/2067(A)(B)	96	89
Angel Oak Mortgage Trust, Ser 2022-4, Cl A1
4.650%, 05/25/2067(B)(C)	488	483
BAMLL Commercial Mortgage Securities Trust, Ser 2015-200P, Cl B
3.490%, 04/14/2033(B)	300	296
BANK, Ser 2017-BNK8, Cl XA, IO
0.844%, 11/15/2050(A)	1,334	23
BANK, Ser 2018-BNK10, Cl A5
3.688%, 02/15/2061	160	154
BANK, Ser 2019-BNK21, Cl XA, IO
0.955%, 10/17/2052(A)	3,950	126
BANK5 Trust, Ser 2023-5YR2, Cl A3
6.656%, 07/15/2056(A)	500	527
BANK5 Trust, Ser 2024-5YR6, Cl C
7.199%, 05/15/2057(A)	100	103
Benchmark Mortgage Trust, Ser 2018-B1, Cl A5
3.666%, 01/15/2051(A)	190	183
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	395	374
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	428
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
6.530%, TSFR1M + 1.921%, 08/15/2041(A)(B)	190	191
BPR Trust, Ser 2022-OANA, Cl A
6.507%, TSFR1M + 1.898%, 04/15/2037(A)(B)	140	141
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	141	140
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.662%, 03/09/2044(A)(B)	230	209

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.424%, TSFR1M + 0.814%, 09/15/2036(A)(B)	$287	$287
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
6.371%, TSFR1M + 1.761%, 12/09/2040(A)(B)	363	365
BX Commercial Mortgage Trust, Ser 2024-KING, Cl E
8.300%, TSFR1M + 3.688%, 05/15/2034(A)(B)	160	159
BX Commercial Mortgage Trust, Ser 2024-XL5, Cl A
6.001%, TSFR1M + 1.392%, 03/15/2041(A)(B)	477	478
BX Mortgage Trust, Ser 2022-MVRK, Cl A
6.076%, TSFR1M + 1.467%, 03/15/2039(A)(B)	156	155
CD Mortgage Trust, Ser 2017-CD5, Cl A4
3.431%, 08/15/2050	180	173
CENT Trust, Ser 2023-CITY, Cl A
7.229%, TSFR1M + 2.620%, 09/15/2038(A)(B)	130	131
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(A)(B)	510	509
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl XA, IO
0.972%, 12/15/2072(A)	1,041	35
COMM Mortgage Trust, Ser 2015-CR23, Cl A4
3.497%, 05/10/2048	549	546
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	411
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(B)(C)	307	308
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057(A)	210	204
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	464	385
CSMC Trust, Ser 2022-NQM5, Cl A1
5.169%, 05/25/2067(A)(B)	166	165
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(B)	184	175
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl B
7.795%, 11/10/2039(A)(B)	160	166
GCAT Trust, Ser 2024-INV1, Cl 1A2
5.500%, 01/25/2054(A)(B)	169	167

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	$260	$241
HOMES Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(B)(C)	310	310
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl A
6.854%, TSFR1M + 2.245%, 10/15/2039(A)(B)	160	160
JP Morgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	249	251
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.971%, 10/15/2050(A)	1,194	22
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	59	51
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	129	127
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(A)(B)	110	107
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	88	85
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	178	172
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	154	145
NJ Trust, Ser 2023-GSP, Cl A
6.697%, 01/06/2029(A)(B)	100	105
NRTH Mortgage Trust, Ser 2024-PARK, Cl A
6.251%, TSFR1M + 1.641%, 03/15/2039(A)(B)	120	120
NYC Trust, Ser 2024-3ELV, Cl A
6.600%, TSFR1M + 1.991%, 08/15/2029(A)(B)	100	101
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	91
OBX Trust, Ser 2022-NQM6, Cl A1
4.700%, 07/25/2062(B)(C)	144	143
OBX Trust, Ser 2022-NQM7, Cl A1
5.110%, 08/25/2062(B)(C)	144	143
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(B)(C)	215	216
OBX Trust, Ser 2023-NQM7, Cl A1
6.844%, 04/25/2063(B)(C)	176	178
OBX Trust, Ser 2024-NQM3, Cl A3
6.433%, 12/25/2063(B)(C)	82	82
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(B)	76	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PRPM, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(B)(C)	$469	$458
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	151	140
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	129	124
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	184	175
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/26/2058	223	211
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	252	254
Sequoia Mortgage Trust, Ser 2024-7, Cl A11
6.000%, 08/25/2054(A)(B)	240	240
Sequoia Mortgage Trust, Ser 2024-INV1, Cl A3
5.500%, 10/25/2054(A)(B)	350	347
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2A
3.659%, 01/05/2043(A)(B)	195	167
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(B)	250	220
SG Commercial Mortgage Securities Trust, Ser 2016-C5, Cl A3
2.779%, 10/10/2048	195	188
SMRT, Ser 2022-MINI, Cl D
6.560%, TSFR1M + 1.950%, 01/15/2039(A)(B)	210	206
SREIT Trust, Ser 2021-MFP2, Cl A
5.545%, TSFR1M + 0.936%, 11/15/2036(A)(B)	110	109
Towd Point Mortgage Trust, Ser 2024-CES6, Cl A1
5.725%, 11/25/2064(B)(C)	470	470
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	423	417
WaMu Mortgage Pass-Through Certificates Series, Ser 2005-AR8, Cl 2A1A
5.282%, TSFR1M + 0.694%, 07/25/2045(A)	336	327
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048(A)	270	267
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A4
3.525%, 12/15/2049	156	152

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2024-C63, Cl A5
5.309%, 08/15/2057	$70	$72

		16,479
Total Mortgage-Backed Securities
(Cost $85,359) ($ Thousands)		82,823

U.S. TREASURY OBLIGATIONS — 37.3%
U.S. Treasury Bills
4.540%, 01/23/2025 (D)	2,145	2,132
4.510%, 01/07/2025 (D)	1,730	1,722
U.S. Treasury Bonds
4.625%, 05/15/2044	133	136
4.500%, 02/15/2044	1,002	1,005
4.500%, 11/15/2054	9,035	9,224
4.375%, 08/15/2043	4,410	4,363
4.250%, 02/15/2054	969	946
4.250%, 08/15/2054	989	967
4.125%, 08/15/2053	404	385
3.875%, 05/15/2043	2,633	2,437
3.625%, 05/15/2053	3,227	2,815
3.375%, 08/15/2042	345	299
3.000%, 08/15/2052	1,758	1,356
2.375%, 02/15/2042	526	394
2.250%, 02/15/2052	147	96
2.000%, 08/15/2051	299	184
U.S. Treasury Inflation Protected Securities
0.125%, 01/15/2030	479	539
U.S. Treasury Notes
5.000%, 08/31/2025	170	171
5.000%, 09/30/2025	50	50
4.750%, 07/31/2025	520	521
4.625%, 04/30/2029	2,229	2,275
4.250%, 11/30/2026	1,885	1,888
4.250%, 11/15/2034	5,840	5,866
4.125%, 10/31/2026	1,409	1,407
4.125%, 10/31/2029	11,505	11,522
4.125%, 11/30/2029	17,585	17,624
4.000%, 01/31/2029	704	701
4.000%, 07/31/2029	2,822	2,810
4.000%, 02/15/2034	1,133	1,116
3.875%, 08/15/2033	850	831
3.875%, 08/15/2034	1,863	1,815
3.375%, 05/15/2033	2,004	1,890
1.125%, 01/15/2025	1,110	1,105
0.250%, 05/31/2025	90	88

Total U.S. Treasury Obligations
(Cost $80,162) ($ Thousands)		80,680

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 22.9%
Communication Services — 2.5%
AT&T
3.500%, 06/01/2041	$151	$121
2.550%, 12/01/2033	339	279
2.300%, 06/01/2027	60	57
2.250%, 02/01/2032	50	42
CCO Holdings
4.750%, 02/01/2032 (B)	100	90
4.500%, 05/01/2032	100	89
4.500%, 06/01/2033 (B)	20	17
Charter Communications Operating
6.550%, 06/01/2034	20	21
6.484%, 10/23/2045	20	20
6.384%, 10/23/2035	580	596
5.750%, 04/01/2048	90	80
5.375%, 04/01/2038	10	9
5.375%, 05/01/2047	10	9
5.125%, 07/01/2049	10	8
4.800%, 03/01/2050	30	24
4.400%, 04/01/2033	270	247
3.500%, 03/01/2042	10	7
Comcast
4.250%, 10/15/2030	200	195
4.150%, 10/15/2028	40	39
3.950%, 10/15/2025	130	129
3.400%, 04/01/2030	20	19
3.300%, 04/01/2027	190	185
3.150%, 03/01/2026	20	20
2.887%, 11/01/2051	224	145
2.350%, 01/15/2027	260	249
Consolidated Communications
6.500%, 10/01/2028 (B)	45	44
Cox Communications
3.350%, 09/15/2026 (B)	231	225
CSC Holdings
4.500%, 11/15/2031 (B)	200	150
DISH DBS
5.750%, 12/01/2028 (B)	30	26
5.250%, 12/01/2026 (B)	40	37
Fox
6.500%, 10/13/2033	50	54
Meta Platforms
4.750%, 08/15/2034	90	90
Time Warner Cable
7.300%, 07/01/2038	90	95
6.550%, 05/01/2037	10	10
Time Warner Cable Enterprises
8.375%, 07/15/2033	50	57
T-Mobile USA
5.150%, 04/15/2034	40	40
4.500%, 04/15/2050	50	43
3.875%, 04/15/2030	210	201
3.750%, 04/15/2027	10	10

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 04/15/2025	$270	$269
3.500%, 04/15/2031	80	74
3.400%, 10/15/2052	30	21
3.375%, 04/15/2029	20	19
3.000%, 02/15/2041	10	7
2.875%, 02/15/2031	20	18
2.625%, 02/15/2029	40	37
2.550%, 02/15/2031	20	17
2.250%, 02/15/2026	10	10
2.250%, 11/15/2031	10	8
Verizon Communications
4.780%, 02/15/2035 (B)	348	339
4.500%, 08/10/2033	200	193
3.150%, 03/22/2030	30	28
2.550%, 03/21/2031	61	53
1.750%, 01/20/2031	130	109
Warnermedia Holdings
5.141%, 03/15/2052	175	141
5.050%, 03/15/2042	335	283
4.279%, 03/15/2032	120	108
4.054%, 03/15/2029	20	19

		5,532

Consumer Discretionary — 1.8%
Amazon.com
4.950%, 12/05/2044	157	157
4.250%, 08/22/2057	10	9
4.100%, 04/13/2062	374	310
4.050%, 08/22/2047	30	26
3.875%, 08/22/2037	280	254
3.600%, 04/13/2032	170	160
3.450%, 04/13/2029	20	19
3.300%, 04/13/2027	10	10
3.150%, 08/22/2027	50	49
3.100%, 05/12/2051	120	85
2.100%, 05/12/2031	20	17
1.500%, 06/03/2030	30	26
1.200%, 06/03/2027	60	56
Aptiv
3.250%, 03/01/2032	430	378
Ashtead Capital
2.450%, 08/12/2031 (B)	529	447
Bloomin' Brands
5.125%, 04/15/2029 (B)	55	51
Ferrellgas
5.875%, 04/01/2029 (B)	50	47
5.375%, 04/01/2026 (B)	105	104
Ford Motor Credit
6.798%, 11/07/2028	378	395
2.900%, 02/16/2028	227	211
General Motors Financial
2.400%, 10/15/2028	553	505

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Home Depot
3.300%, 04/15/2040	$10	$8
3.250%, 04/15/2032	50	46
2.700%, 04/15/2030	20	18
2.500%, 04/15/2027	30	29
1.375%, 03/15/2031	50	41
Lowe's
5.625%, 04/15/2053	245	248
5.000%, 04/15/2040	53	52
4.500%, 04/15/2030	20	20
3.700%, 04/15/2046	96	74
NIKE
2.750%, 03/27/2027	20	19
2.400%, 03/27/2025	30	30

		3,901

Consumer Staples — 0.3%
Anheuser-Busch
4.900%, 02/01/2046	180	172
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	50	52
4.350%, 06/01/2040	50	46
3.500%, 06/01/2030	20	19
Coca-Cola
3.375%, 03/25/2027	20	20
Constellation Brands
4.350%, 05/09/2027	20	20
Costco Wholesale
1.600%, 04/20/2030	40	34
1.375%, 06/20/2027	70	65
Kraft Heinz Foods
4.250%, 03/01/2031	10	10
Mars
2.700%, 04/01/2025 (B)	30	30
Mondelez International
1.500%, 05/04/2025	70	69
Spectrum Brands
3.875%, 03/15/2031 (B)	60	52

		589

Energy — 2.0%
Blue Racer Midstream
7.250%, 07/15/2032 (B)	20	21
BP Capital Markets America
3.633%, 04/06/2030	20	19
3.588%, 04/14/2027	10	10
3.000%, 02/24/2050	50	34
Cheniere Energy
4.625%, 10/15/2028	20	20
Cheniere Energy Partners
4.000%, 03/01/2031	10	10
3.250%, 01/31/2032	40	35

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chevron
3.078%, 05/11/2050	$10	$7
2.954%, 05/16/2026	30	30
Chevron USA
3.850%, 01/15/2028	30	30
Columbia Pipelines Operating
6.544%, 11/15/2053 (B)	20	22
6.036%, 11/15/2033 (B)	435	459
Diamondback Energy
5.150%, 01/30/2030	535	541
3.250%, 12/01/2026	10	10
Ecopetrol
5.875%, 05/28/2045	110	78
4.625%, 11/02/2031	120	101
Energy Transfer
6.250%, 04/15/2049	190	199
5.750%, 02/15/2033	270	277
5.000%, 05/15/2050	30	27
4.950%, 06/15/2028	20	20
2.900%, 05/15/2025	10	10
EOG Resources
4.150%, 01/15/2026	50	50
Exxon Mobil
4.327%, 03/19/2050	30	26
4.114%, 03/01/2046	90	77
3.482%, 03/19/2030	40	38
3.043%, 03/01/2026	40	39
2.992%, 03/19/2025	20	20
Kinder Morgan
5.200%, 03/01/2048	10	9
4.300%, 06/01/2025	30	30
4.300%, 03/01/2028	80	79
MPLX
4.875%, 06/01/2025	140	140
4.800%, 02/15/2029	80	80
Occidental Petroleum
5.550%, 03/15/2026	30	30
3.400%, 04/15/2026	20	20
3.200%, 08/15/2026	30	29
0.000%, 10/10/2036 (E)	665	366
ONEOK
6.625%, 09/01/2053	40	44
Phillips 66
3.605%, 02/15/2025	95	95
3.550%, 10/01/2026	232	227
Pioneer Natural Resources
2.150%, 01/15/2031	50	43
1.900%, 08/15/2030	20	17
1.125%, 01/15/2026	10	10
Schlumberger Holdings
3.900%, 05/17/2028 (B)	441	432
Shell International Finance BV
2.875%, 05/10/2026	80	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Targa Resources
4.200%, 02/01/2033	$40	$37
Targa Resources Partners
5.500%, 03/01/2030	20	20
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	50	49
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	54
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	51
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	60	52
Venture Global LNG
7.000%, 01/15/2030 (B)	60	61
Williams
7.500%, 01/15/2031	10	11

		4,284

Financials — 8.7%
AIA Group MTN
5.375%, 04/05/2034 (B)	276	282
4.950%, 03/30/2035 (B)	237	234
3.200%, 03/11/2025 (B)	270	270
American Express
4.050%, 05/03/2029	50	49
Aon North America
5.450%, 03/01/2034	110	113
Aviation Capital Group
1.950%, 01/30/2026 (B)	301	290
Bank of America
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	256	260
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	42	40
3.311%, SOFRRATE + 1.580%, 04/22/2042 (A)	467	366
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	90	80
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	90	78
Bank of America MTN
5.000%, 01/21/2044	20	20
4.948%, SOFRRATE + 2.040%, 07/22/2028 (A)	221	222
4.450%, 03/03/2026	10	10
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	100	99
4.250%, 10/22/2026	50	50
4.000%, 01/22/2025	420	419
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	150	146
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)	90	87

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	$160	$140
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (A)	100	96
1.600%, 04/24/2025	20	20
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (A)	582	611
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	125
5.000%, 06/15/2044 (B)	200	191
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	240	268
6.312%, SOFRRATE + 2.640%, 06/08/2029 (A)	311	323
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	42	42
Citigroup
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	20	20
4.450%, 09/29/2027	70	69
4.412%, SOFRRATE + 3.914%, 03/31/2031 (A)	233	227
4.125%, 07/25/2028	90	88
3.980%, TSFR3M + 1.600%, 03/20/2030 (A)	110	106
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	160	147
3.700%, 01/12/2026	100	99
3.520%, TSFR3M + 1.413%, 10/27/2028 (A)	148	143
3.400%, 05/01/2026	510	501
3.106%, SOFRRATE + 2.842%, 04/08/2026 (A)	30	30
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	10	9
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	248
Credit Suisse Group
9.750%, H15T5Y + 6.383%(B)(F)	200	–
GA Global Funding Trust
5.500%, 01/08/2029 (B)	521	531
Global Atlantic Finance
3.125%, 06/15/2031 (B)	289	253
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	10	10
HSBC Holdings
7.390%, SOFRRATE + 3.350%, 11/03/2028 (A)	230	245
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	300	318

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	$213	$223
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	180	178
4.493%, TSFR3M + 3.790%, 03/24/2031 (A)	298	294
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	590	579
3.509%, TSFR3M + 1.207%, 01/23/2029 (A)	390	376
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	130	116
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	60	59
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	205
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	100
Liberty Mutual Group
4.569%, 02/01/2029 (B)	270	267
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	534	549
Macquarie Group
1.340%, SOFRRATE + 1.069%, 01/12/2027 (A)(B)	302	290
Macquarie Group MTN
5.033%, US0003M + 1.750%, 01/15/2030 (A)(B)	280	281
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (B)	305	306
3.375%, 04/15/2050 (B)	144	103
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (B)	361	342
Metropolitan Life Insurance
7.800%, 11/01/2025 (B)	267	274
Moody's
3.250%, 05/20/2050	235	165
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	20	20
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	540	548
Morgan Stanley MTN
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	90	88
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	384	361
3.125%, 07/27/2026	450	439
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	180	154
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	100	99

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Securities Clearing
5.000%, 05/30/2028 (B)	$351	$356
New York Life Global Funding
0.950%, 06/24/2025 (B)	30	29
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	225	224
PNC Financial Services Group
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	20	20
5.676%, SOFRRATE + 1.902%, 01/22/2035 (A)	247	256
5.582%, SOFRRATE + 1.841%, 06/12/2029 (A)	80	82
5.354%, SOFRRATE + 1.620%, 12/02/2028 (A)	470	478
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	10	10
Prudential Funding Asia
3.125%, 04/14/2030	315	290
Shift4 Payments
6.750%, 08/15/2032 (B)	40	41
State Street
3.152%, SOFRRATE + 2.650%, 03/30/2031 (A)	80	74
2.901%, SOFRRATE + 2.600%, 03/30/2026 (A)	95	94
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	130	121
UBS Group
4.550%, 04/17/2026	250	249
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(B)	250	240
1.364%, H15T1Y + 1.080%, 01/30/2027 (A)(B)	200	192
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	449	444
UBS NY
7.950%, 01/09/2025	322	323
US Bancorp
5.727%, SOFRRATE + 1.430%, 10/21/2026 (A)	169	170
5.678%, SOFRRATE + 1.860%, 01/23/2035 (A)	192	199
1.450%, 05/12/2025	20	20
Visa
3.150%, 12/14/2025	60	59
2.050%, 04/15/2030	20	18
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	40	41
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	360	369

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	$10	$9

		18,799

Health Care — 0.8%
CVS Health
5.125%, 07/20/2045	60	54
5.050%, 03/25/2048	50	44
4.250%, 04/01/2050	70	55
4.125%, 04/01/2040	10	8
3.875%, 07/20/2025	18	18
3.625%, 04/01/2027	30	29
2.125%, 09/15/2031	30	25
1.875%, 02/28/2031	10	8
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	274	291
6.036%, 12/10/2028	111	112
5.926%, 01/10/2034 (B)	405	407
Elevance Health
4.550%, 05/15/2052	20	17
4.100%, 05/15/2032	100	95
3.650%, 12/01/2027	30	29
3.350%, 12/01/2024	20	20
Humana
4.500%, 04/01/2025	10	10
2.150%, 02/03/2032	10	8
ModivCare
5.000%, 10/01/2029 (B)	120	82
Molina Healthcare
6.250%, 01/15/2033 (B)	50	51
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	416

		1,779

Industrials — 2.4%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	417	390
2.450%, 10/29/2026	150	143
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	177	170
Air Lease
5.300%, 02/01/2028	40	40
3.375%, 07/01/2025	20	20
Air Lease MTN
5.200%, 07/15/2031	273	275
American Airlines
8.500%, 05/15/2029 (B)	70	74
Burlington Northern Santa Fe
2.875%, 06/15/2052	30	20
Canadian National Railway
3.650%, 02/03/2048	151	120

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Pacific Railway
6.125%, 09/15/2115	$167	$179
CSX
3.800%, 04/15/2050	331	264
Delta Air Lines
4.750%, 10/20/2028 (B)	50	50
4.500%, 10/20/2025 (B)	10	10
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	129	120
Ferguson Finance
4.500%, 10/24/2028 (B)	394	388
3.250%, 06/02/2030 (B)	230	211
Genpact Luxembourg SARL
6.000%, 06/04/2029	289	299
1.750%, 04/10/2026	292	280
GFL Environmental
6.750%, 01/15/2031 (B)	30	31
Icahn Enterprises
10.000%, 11/15/2029 (B)	181	186
Kedrion
6.500%, 09/01/2029 (B)	55	52
Norfolk Southern
4.837%, 10/01/2041	200	190
Penske Truck Leasing LP
5.550%, 05/01/2028 (B)	542	554
Raven Acquisition Holdings
6.875%, 11/15/2031 (B)	100	100
Ryder System MTN
5.250%, 06/01/2028	355	361
TransDigm
7.125%, 12/01/2031 (B)	20	21
6.625%, 03/01/2032 (B)	40	41
4.875%, 05/01/2029	20	19
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	403	398
Verisk Analytics
3.625%, 05/15/2050	142	106
Waste Connections
5.000%, 03/01/2034	50	50

		5,162

Information Technology — 1.1%
Apple
3.850%, 08/04/2046	156	132
3.200%, 05/13/2025	120	119
AppLovin
5.950%, 12/01/2054	110	113
Broadcom
4.926%, 05/15/2037 (B)	20	19
4.750%, 04/15/2029	253	253
4.110%, 09/15/2028	237	233

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.137%, 11/15/2035 (B)	$150	$125
1.950%, 02/15/2028 (B)	139	128
Central Parent
8.000%, 06/15/2029 (B)	50	51
Constellation Software
5.461%, 02/16/2034 (B)	187	191
Foundry JV Holdco
6.150%, 01/25/2032 (B)	452	463
Helios Software Holdings
8.750%, 05/01/2029 (B)	65	66
Lam Research
2.875%, 06/15/2050	92	62
NVIDIA
2.850%, 04/01/2030	20	19
NXP BV
2.700%, 05/01/2025	30	30
Oracle
5.375%, 09/27/2054	60	58
3.950%, 03/25/2051	266	208
3.600%, 04/01/2050	110	81
Salesforce
2.700%, 07/15/2041	40	29
Sprint Capital
8.750%, 03/15/2032	10	12

		2,392

Materials — 0.2%
Ball
3.125%, 09/15/2031	30	26
Sonoco Products
5.000%, 09/01/2034	343	335

		361

Real Estate — 0.8%
Alexandria Real Estate Equities
4.700%, 07/01/2030	527	521
American Tower Trust #1
5.490%, 03/15/2028 (B)	351	355
Federal Realty OP
1.250%, 02/15/2026	233	223
Hudson Pacific Properties
3.950%, 11/01/2027	170	151
Simon Property Group
1.750%, 02/01/2028	501	461

		1,711

Utilities — 2.3%
Alpha Generation
6.750%, 10/15/2032 (B)	71	72
American Transmission Systems
2.650%, 01/15/2032 (B)	30	26
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	521

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brooklyn Union Gas
3.407%, 03/10/2026 (B)	$250	$245
Consolidated Edison of New York
3.950%, 04/01/2050	20	16
3.350%, 04/01/2030	20	19
DTE Electric Securitization Funding I
2.640%, 12/01/2026	166	162
DTE Energy
4.875%, 06/01/2028	192	193
Duke Energy Carolinas
3.950%, 03/15/2048	98	79
Duke Energy Florida
3.200%, 01/15/2027	230	225
Duke Energy Ohio
3.650%, 02/01/2029	50	48
Eversource Energy
3.150%, 01/15/2025	111	111
Exelon
5.625%, 06/15/2035	60	62
5.100%, 06/15/2045	328	313
4.700%, 04/15/2050	69	62
FirstEnergy
4.850%, 07/15/2047	120	107
3.900%, 07/15/2027	90	88
1.600%, 01/15/2026	20	19
Interstate Power and Light
2.300%, 06/01/2030	295	259
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	285
NSTAR Electric
3.950%, 04/01/2030	230	223
Oglethorpe Power
6.200%, 12/01/2053	246	268
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037	456	447
3.594%, 06/01/2030	290	282
Pike
8.625%, 01/31/2031 (B)	50	54
Southern Gas Capital
4.950%, 09/15/2034	515	511
Virginia Power Fuel Securitization
4.877%, 05/01/2031	389	392

		5,089

Total Corporate Obligations
(Cost $51,999) ($ Thousands)		49,599

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 8.2%
Automotive — 1.5%

Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/2028 (B)	$509	$512
Ford Credit Auto Owner Trust, Ser 2021-1, Cl A
1.370%, 10/17/2033 (B)	254	243
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl A
5.340%, 06/15/2030 (B)	468	479
GMF Floorplan Owner Revolving Trust, Ser 2024-2A, Cl A
5.060%, 03/15/2031 (B)	537	547
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (B)	489	486
Toyota Lease Owner Trust, Ser 2024-A, Cl A3
5.250%, 04/20/2027 (B)	410	413
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (B)	541	542
		3,222

Home Equity — 0.2%

CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
6.202%, TSFR1M + 1.614%, 10/25/2037 (A)(B)	97	98
RCKT Mortgage Trust, Ser 2024-CES6, Cl A1A
5.344%, 09/25/2044 (B)(C)	241	240
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
5.122%, TSFR1M + 0.534%, 02/25/2037 (A)	92	90
		428

Other Asset-Backed Securities — 6.5%

AIMCO CLO, Ser 2017-AA, Cl AR
5.929%, TSFR3M + 1.312%, 04/20/2034 (A)(B)	298	298
AMMC CLO, Ser 2024-24A, Cl AR
5.760%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	325	325
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (B)	236	230
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	410	397
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)	487	473
Apidos CLO XXX, Ser 2024-XXXA, Cl A1AR
5.712%, TSFR3M + 1.080%, 10/18/2031 (A)(B)	276	276

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ares LXIII CLO, Ser 2022-63A, Cl A1A
5.997%, TSFR3M + 1.380%, 04/20/2035 (A)(B)	$140	$140
CIFC Funding, Ser 2023-3A, Cl A
6.217%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	614	619
CIFC Funding, Ser 2024-1A, Cl A1R
6.046%, TSFR3M + 1.420%, 07/25/2037 (A)(B)	250	252
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (B)	160	160
Corevest American Finance Trust, Ser 2021-1, Cl A
1.569%, 04/15/2053 (B)	240	229
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	555	506
Dryden 68 CLO, Ser 2024-68A, Cl ARR
0.000%, 07/15/2035 (A)(B)(G)	250	250
Edgeconnex Data Centers Issuer, Ser 2024-1, Cl A2
6.000%, 07/27/2054 (B)	199	198
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	231	225
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	265	252
Goldentree Loan Management U.S. CLO, Ser 2024-11A, Cl AR
5.591%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	260	260
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	281	265
LCM, Ser 2024-39A, Cl A2R
6.256%, TSFR3M + 1.600%, 10/15/2034 (A)(B)	300	300
Palmer Square CLO, Ser 2021-2A, Cl A1A3
5.909%, TSFR3M + 1.262%, 10/17/2031 (A)(B)	141	141
Palmer Square CLO, Ser 2024-4A, Cl A1R
5.911%, TSFR3M + 1.350%, 10/20/2037 (A)(B)	284	284
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
5.926%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	156	156
PFS Financing, Ser 2022-A, Cl A
2.470%, 02/15/2027 (B)	463	461
Progress Residential Trust, Ser 2023-SFR2, Cl A
4.500%, 10/17/2040 (B)	528	518
Progress Residential Trust, Ser 2024-SFR5, Cl A
3.000%, 08/09/2029 (B)	608	557

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	$77	$76
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	466	440
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	297	301
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	518	515
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.594%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	250	250
Subway Funding, Ser 2024-1A, Cl A2I
6.028%, 07/30/2054 (B)	221	225
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	424	379
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	283	276
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (B)	207	189
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	23	23
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	97	94
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	51	49
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	209	198
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	183	172
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	64	59
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	143	130
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	140	130
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	219	204
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	132	124

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	$300	$277
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	309	293
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	420	395
U.S. Small Business Administration, Ser 2023-25C, Cl 1
4.930%, 03/01/2048	240	237
U.S. Small Business Administration, Ser 2023-25G, Cl 1
5.180%, 07/01/2048	274	277
U.S. Small Business Administration, Ser 2024-25F, Cl 1
5.040%, 06/01/2049	551	555
Vantage Data Centers Issuer, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	162	158
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	137	133
Wind River CLO, Ser 2021-3A, Cl A
6.029%, TSFR3M + 1.412%, 07/20/2033 (A)(B)	250	250
		14,181

Total Asset-Backed Securities
(Cost $18,029) ($ Thousands)		17,831

MUNICIPAL BONDS — 0.7%
Arizona — 0.0%
Maricopa County, Industrial Development Authority, RB
7.375%, 10/01/2029 (B)	40	41

California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034	280	329

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	177

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	$345	$360

Massachusetts — 0.1%
Massachusetts State, Educational Financing Authority, Ser A, RB
4.141%, 07/01/2027	285	282

Michigan — 0.0%
Michigan State University, Ser A, RB
4.165%, 08/15/2122	83	66

New York — 0.1%
New York State, Urban Development, RB
5.770%, 03/15/2039	245	251

Total Municipal Bonds
(Cost $1,636) ($ Thousands)		1,506

SOVEREIGN DEBT — 0.3%

Brazilian Government International Bond
4.750%, 01/14/2050	200	146
Colombia Government International Bond
5.625%, 02/26/2044	200	154
Mexico Government International Bond
4.600%, 02/10/2048	430	326
Peruvian Government International Bond
5.625%, 11/18/2050	70	69

Total Sovereign Debt
(Cost $897) ($ Thousands)		695

	Shares
CASH EQUIVALENT — 9.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	20,310,799	20,311
Total Cash Equivalent
(Cost $20,311) ($ Thousands)		20,311
Total Investments in Securities — 117.1%
(Cost $258,393) ($ Thousands)		$253,445

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	156	Mar-2025	$32,060	$32,153	$93

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Catholic Values Fixed Income Fund (Concluded)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Ultra 10-Year U.S. Treasury Note	2	Mar-2025	$225	$229	$4
			32,285	32,382	97
Short Contracts
U.S. 5-Year Treasury Note	(97)	Mar-2025	$(10,384)	$(10,437)	$(53)
U.S. Ultra Long Treasury Bond	(1)	Mar-2025	(123)	(127)	(4)
			(10,507)	(10,564)	(57)
			$21,778	$21,818	$40

Percentages are based on Net Assets of $216,450 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $38,652 ($ Thousands), representing 17.9% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Zero coupon security.
(F)	Perpetual security with no stated maturity date.
(G)	No interest rate available.

ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year

Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRRATE — Secured Overnight Financing Rate
STACR — Structured Agency Credit Risk
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Months

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 2/29/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,274	$123,852	$(105,815)	$—	$—	$20,311	$196	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Catholic Values Trust